Provision (Benefit) for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 28, 2012	Oct. 30, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current:
Federal
State					3	2	4
Foreign						6
Current Income Tax Expense (Benefit), Total					3	8	4
Deferred:
Federal					64	12	(182)
State					6	4	(20)
Foreign					(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions					11
Income Tax Expense (Benefit), Continuing Operations, Total					76	20	(202)
Total	$ 2	$ 24	$ 36	$ 59	$ 79	$ 28	$ (198)